Income Tax Expense - Schedule of Changes in Consolidated Deferred Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	$ (36)	$ 11	$ (4)
Tax on items recognised directly within other comprehensive income	(44)	11	(8)
(b) Within the Consolidated Statement of Changes in Equity:
Deferred tax - share-based payment expense	(10)	1
Curent And Deferred Tax Relating To Items Charged Or Credited Directly To Equity, Total	24	1	11
Income tax recognised outside the Consolidated Income Statement	(20)	12	3
Retirement Benefit Obligations [member]
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	(36)	11	(4)
Cash Flow Hedges [member]
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - cash flow hedges	(8)	0	(4)
Share option exercise [member]
(b) Within the Consolidated Statement of Changes in Equity:
Current tax - share option exercises	14	2	5
Share-based payment expense [member]
(b) Within the Consolidated Statement of Changes in Equity:
Deferred tax - share-based payment expense	$ 10	$ (1)	$ 6